        AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 16, 1998


                                                      1933 Act File No. 33-69460
                                                      1940 Act File No. 811-8046

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      / /

     Pre-Effective Amendment No.                                             / /

     Post-Effective Amendment No. 17                                         /X/

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 19                                                        /X/

                           (Check appropriate box or boxes)

BERGER INVESTMENT PORTFOLIO TRUST
--------------------------------------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado  80206
--------------------------------------------------------------------------------
                 (Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200
                                                     ---------------------------

Gerard M. Lavin, 210 University Boulevard, Suite 900, Denver, CO 80206
--------------------------------------------------------------------------------
                       (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.


It is proposed that this filing will become effective: (check appropriate box)

     / /  immediately upon filing pursuant to paragraph (b)
     / /  on (date) pursuant to paragraph (b)
     / /  60 days after filing pursuant to paragraph (a)(1)
     / /  on (date) pursuant to paragraph (a)(1)
     / /  75 days after filing pursuant to paragraph (a)(2)
     /X/  on September 30, 1998, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:         Shares of Beneficial Interest of
                                      ------------------------------------------
 the Berger Special Values Fund
--------------------------------------------------------------------------------

                          BERGER INVESTMENT PORTFOLIO TRUST
                            SHARES OF BENEFICIAL INTEREST
                      Cross-Reference Sheet Pursuant to Rule 481

I.   Berger Special Values Fund

ITEM NO. AND CAPTION IN FORM N-1A                  SECTION

A.   PROSPECTUS

     1.   Cover Page              Front and back cover pages
     2.   Synopsis                Berger Funds
     3.   Condensed Financial     Berger Funds
          Information
     4.   General Description     Berger Funds; Investment
          of Registrant           Techniques, Securities and the
                                  Associated Risks; Organization
                                  of the Berger Fund Family
     5.   Management of the       Berger Funds; Organization of
          Fund                    the Berger Fund Family
     5A.  Management's            Annual Report
          Discussion of Fund
          Performance
     6.   Capital Stock and       Information on Your Account;
          Other Securities        Organization of the Berger Fund
                                  Family; Back cover page
     7.   Purchase of             Information on Your Account;
          Securities Being        Organization of the Berger Fund
          Offered                 Family
     8.   Redemption or           Information on Your Account
          Repurchase
     9.   Pending Legal           Not Applicable
          Proceedings

B.   STATEMENT OF ADDITIONAL INFORMATION

     10.  Cover Page              Front cover page
     11.  Table of Contents       Table of Contents
     12.  General Information     Section 14
          and History
     13.  Investment Objectives   Front cover page; Sections 1
          and Policies            and 2
     14.  Management of the Fund  Section 3
     15.  Control Persons and     Sections 3 and 14
          Principal Holders of
          Securities
     16.  Investment Advisory     Sections 3, 4, 5 and 14
          and Other Services
     17.  Brokerage Allocation    Sections 1 and 6
          and Other Practices
     18.  Capital Stock and       Section 14
          Other Securities
     19.  Purchase, Redemption    Sections 7, 8, 10, 11 and 12
          and Pricing of
          Securities Being
          Offered
     20.  Tax Status              Section 9
     21.  Underwriters            Sections 5 and 14
     22.  Calculations of         Section 13
          Performance Data
     23.  Financial Statements    Financial Statements

                                   EXPLANATORY NOTE

     This amendment to the Registration Statement of the Berger Investment Portfolio Trust contains the following:

One Prospectus for the Berger Special Values Fund
One Statement of Additional Information for the Berger Special Values Fund One Part C


     This amendment does not contain a Prospectus or Statement of Additional Information for, nor affect any Prospectus or Statement of Additional Information covering, these other series of the Berger Investment Portfolio
Trust: Berger Small Company Growth Fund, Berger New Generation Fund, Berger Balanced Fund, Berger Select Fund, Berger Mid Cap Growth Fund or Berger Mid Cap Value Fund.

[FRONT COVER]

THE BERGER FUNDS PROSPECTUS




[Wooded hillside photo]




                                   BERGER SPECIAL VALUES FUND
                                   (Capital Appreciation)




                                   ____________, 1998







Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission (SEC). Also, the SEC has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Please remember that mutual fund shares are not deposits or obligations of, or guaranteed by, any bank or other depository institution. Shares are not insured by the FDIC, the Federal Reserve Board or any other governmental agency. Investment in the Fund is subject to investment risk, including possible loss of principal.

This prospectus gives you important information about the Fund. Please read it carefully before you invest in the Fund. Keep it for future reference.

Contents

FUND OVERVIEW

The Berger Funds are a family of mutual funds. A mutual fund -- technically known as an open-end, management investment company -- pools money from shareholders and invests in a portfolio of securities. This section introduces one of the funds in the Berger Fund family, the Berger Special Values Fund, and its goals, strategies, risks and management. You also will find expense information in this section.


BERGER SPECIAL VALUES FUND                                       PAGE 4

INVESTMENT TECHNIQUES, SECURITIES AND THE ASSOCIATED RISKS

Risk and investment table                                        PAGE 6
Risk and investment glossary                                     PAGE 9

INFORMATION ABOUT YOUR ACCOUNT

Buying shares                                                    PAGE 11
Selling (redeeming) shares                                       PAGE 12
Exchanging shares                                                PAGE 14
Signature Guarantees/special documentation                       PAGE 14
Net asset value (NAV) -- your price                              PAGE 15
Other information about your account                             PAGE 16
Distributions and taxes                                          PAGE 16
Tax-sheltered retirement plans                                   PAGE 17

ORGANIZATION OF THE BERGER FUND FAMILY

Fund oversight                                                   PAGE 18
Fund operations and expenses                                     PAGE 18
Additional expense information                                   PAGE 18
Other service providers                                          PAGE 19

FUND OVERVIEW

The Berger Funds are "no-load" -- that is, you pay no sales load or commissions when you buy or sell Fund shares. Each of the Berger Funds has its own investment objective.

The Berger Funds ARE DESIGNED for those investors who:

- Have long-term investment goals and are willing to accept higher short-term risk for potential long-term returns
-    Want to diversify their portfolios with stock-oriented funds.

The Berger Funds ARE NOT DESIGNED for those investors who:

-    Have short-term investment goals or needs
- Are uncomfortable with investments that fluctuate in value like stock investments.

KEY TO ICONS
In this prospectus you will find concise descriptions about the Fund. Each description provides you with information about:

[icon-profile of head with mountain peak in background]
THE FUND'S GOAL
Describes the Fund's particular investment goals and the strategies the investment manager uses in pursuing those goals.

[icon-profile of head with stock ticker tape in background]
WHAT THE FUND INVESTS IN
Describes the types of securities in which the Fund primarily invests.

[icon-left facing profile of head with lightening bolt; right facing profile of head with sunshine]
RISKS AND INVESTMENT CONSIDERATIONS
Describes your risks as an investor and risks associated with the Fund's primary investments.

[icon-profile of head with dotted lines emanating forward from eyes] INVESTMENT MANAGEMENT
Describes the individual or group designated to handle the Fund's day-to-day investment management.

[icon-two coins]
YOUR EXPENSES
Shows you what overall costs you will bear as an investor in the Fund.

BERGER SPECIAL VALUES FUND
SEC REGISTRANT NAME/NUMBER:                      Morningstar Category:__________
Berger Investment Portfolio Trust 811-8046       Lipper Category:_______________


[icon-profile of head with mountain peak in background]
THE FUND'S GOAL

The Fund aims for capital appreciation. In pursuit of that goal, this nondiversified Fund invests primarily in equity securities of companies that are out-of-favor or overlooked by the market and are therefore believed to be undervalued. In particular, the Fund focuses on "special situations," meaning companies believed to be undergoing a significant change or development that may cause their securities to appreciate. The Fund does not invest to provide current income.

The Fund's investment manager generally looks for companies with:

-    Anticipated cash flow and earnings that are underestimated by the market
- Prospects for consolidation, acquisition, reinvigorated product line or new management
-    Unrecognized asset value or business franchise.


[icon-profile of head with stock ticker tape in background]
WHAT THE FUND INVESTS IN

The Fund primarily invests in common stocks, both domestic and foreign, and other securities with equity features, such as convertible securities, preferred stocks, warrants and rights. The Fund is free to invest in companies of any size market capitalization. However, due to its focus on companies with the characteristics described above, the Fund generally is weighted toward small to mid-sized market capitalization companies. The Fund may also invest in government securities or other short-term investments.


[icon-left facing profile of head with lightening bolt; right facing profile of head with sunshine]
RISKS AND INVESTMENT CONSIDERATIONS

The Fund may be of interest to you if you are comfortable with above-average risk and intend to make an investment commitment over the long term. The Fund is not intended to be a complete investment program on its own, but may serve to diversify other types of investments in your portfolio.


By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. Stock of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected. In addition, the Fund's NAV may be more volatile than that of funds invested primarily in stocks of larger companies. Smaller companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's NAV may be more volatile than the market in general and most equity funds due to its ability as a nondiversified fund to take larger positions in a smaller number of companies. As a result, the gains or losses on a single stock will have a greater impact on the Fund's NAV. However, the Fund's value approach to investing may help reduce the volatility associated with these various factors and provide an element of capital preservation.


The Fund's investments are often focused in a small number of business sectors. In addition, the Fund may also invest in certain securities with unique risks, such as foreign securities.

See "Investment techniques, securities and the associated risks" later in this prospectus for more information on risks.

[icon-profile of head with dotted lines emanating forward from eyes] INVESTMENT MANAGEMENT

Tino Sellitto, Vice President of Berger Associates, is the investment manager of
the Berger Special Values Fund.   Mr. Sellitto joined Berger Associates as a
senior equity analyst in January 1998 and assumed management of the Fund at its inception in 1998. Mr. Sellitto has 4 years of experience in the investment industry.

[icon-two coins]
YOUR EXPENSES
As a shareholder in the Fund, you will not pay any front-end, back-end or deferred sales load, or any redemption or exchange fees. However, you will bear various expenses indirectly. The following figures show historical expenses, adjusted for any changes in fees, and are calculated as a percentage of average net assets.

Annual Fund Operating Expenses                          %
---------------------------------------------------------

Investment advisory fee                                .[ ]
12b-1 fee(1)                                           .25
Other expenses(2)                                      .[ ]
Total                                                 1.[ ]


1. As a result of the 12b-1 fee, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. (NASD).
2. "Other expenses" are based on estimated expenses for the Fund's first full year of operations and include transfer agency fees, shareholder report expenses, registration fees and custodian fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It assumes that you invest $1,000 in the Fund for the time periods indicated, a 5% return on your investment each year and that the Fund's operating expenses remain the same. Based on these assumptions your costs would be:

Years                      $
-----------------------------

One                       [ ]
Three                     [ ]

THIS EXAMPLE DOES NOT REPRESENT THE FUND'S PAST OR FUTURE EXPENSES OR RETURNS, WHICH MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
 INVESTMENT TECHNIQUES, SECURITIES AND THE ASSOCIATED RISKS
--------------------------------------------------------------------------------
 RISK AND INVESTMENT TABLE
--------------------------------------------------------------------------------
                                                      BERGER SPECIAL
                                                       VALUES FUND
--------------------------------------------------------------------------------

 DIVERSIFICATION                                            N-

--------------------------------------------------------------------------------
 SMALLER COMPANY SECURITIES                                [Y]
 MARKET, LIQUIDITY AND INFORMATION RISK
--------------------------------------------------------------------------------
 FOREIGN SECURITIES                                         Y
 MARKET, CURRENCY, TRANSACTION, LIQUIDITY,
 INFORMATION AND POLITICAL RISK
--------------------------------------------------------------------------------
 SECTOR FOCUS                                              [Y]
 MARKET AND LIQUIDITY RISK
--------------------------------------------------------------------------------
 CONVERTIBLE SECURITIES (1)                                 Y
 MARKET, INTEREST RATE AND CREDIT RISK
--------------------------------------------------------------------------------
 INVESTMENT GRADE BONDS (NONCONVERTIBLE)                    Y
 INTEREST RATE, MARKET AND CREDIT RISK
--------------------------------------------------------------------------------
 BELOW INVESTMENT GRADE BONDS (NONCONVERTIBLE)              N
 CREDIT, INTEREST RATE AND MARKET RISK
--------------------------------------------------------------------------------
 COMPANIES WITH LIMITED OPERATING HISTORIES                 Y
 MARKET, LIQUIDITY AND INFORMATION RISK
--------------------------------------------------------------------------------
 ILLIQUID AND RESTRICTED SECURITIES                        15
 MARKET, LIQUIDITY AND TRANSACTION RISK
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS                                      Y
 CREDIT RISK
--------------------------------------------------------------------------------
 SPECIAL SITUATIONS                                        [Y]
 MARKET AND INFORMATION RISK
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 INVESTMENT TECHNIQUES, SECURITIES AND THE ASSOCIATED RISKS (CONT'D)
--------------------------------------------------------------------------------
                                                     BERGER SPECIAL
                                                       VALUES FUND
--------------------------------------------------------------------------------
 ZERO/STRIPS                                                Y
 INTEREST RATE, MARKET AND CREDIT RISK
--------------------------------------------------------------------------------
 WHEN-ISSUED AND DELAYED DELIVERY SECURITIES               5A
 CREDIT AND OPPORTUNITY RISK
--------------------------------------------------------------------------------
 TEMPORARY DEFENSIVE MEASURES                               Y
 OPPORTUNITY RISK
--------------------------------------------------------------------------------
 LENDING PORTFOLIO SECURITIES                            33-1/3A
 CREDIT RISK
--------------------------------------------------------------------------------
 BORROWING                                                25A-
 LEVERAGE RISK
--------------------------------------------------------------------------------
 PLEDGING ASSETS                                          25A-
 OPPORTUNITY RISK
--------------------------------------------------------------------------------
 HEDGING STRATEGIES

--------------------------------------------------------------------------------
 FINANCIAL FUTURES (2)                                      5
 HEDGING, CORRELATION, OPPORTUNITY AND LEVERAGE
 RISK
--------------------------------------------------------------------------------
 FORWARD FOREIGN CURRENCY CONTRACTS (2)                     Y
 HEDGING, CREDIT, CORRELATION, OPPORTUNITY AND
 LEVERAGE RISK
--------------------------------------------------------------------------------
 OPTIONS (2)                                                5
 (EXCHANGE-TRADED AND OVER-THE-COUNTER)
 HEDGING, CREDIT, CORRELATION AND LEVERAGE RISK
--------------------------------------------------------------------------------
 WRITING (SELLING) COVERED CALL OPTIONS (2)                25A
  (EXCHANGE-TRADED AND OVER-THE-COUNTER)
 OPPORTUNITY, CREDIT AND LEVERAGE RISK
--------------------------------------------------------------------------------

BEFORE YOU INVEST . . .

 . . . in the Fund, make sure you understand the risks involved. There are two basic risks prevalent in all mutual funds primarily invested in common stocks:
"MARKET RISK" and "MANAGEMENT RISK." As a result of these risks, when you sell your shares, they may be worth less than when you purchased them and there can be no assurance that the Fund will achieve its goals.

The table on the opposite page is aimed at helping you further understand the risks of investing in the Fund by showing the primary risks associated with certain securities and investment techniques used by the Fund. A glossary follows this page.

You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.



KEY TO TABLE

Follow down the columns under the name of the Fund.  The boxes will tell you:

[Y] Yes, the security or technique is permitted by the Fund and is emphasized by the Fund.

Y         Yes, the security or technique is permitted by the Fund.

N         No, the security or technique is not permitted by the Fund.

- The restriction is fundamental to the Fund. (Fundamental restrictions cannot be changed without a shareholder vote.)

5A Use of a security or technique is permitted, but subject to a restriction of up to 5% of total assets.

25A Use of a security or technique is permitted, but subject to a restriction of up to 25% of total assets.

33 1/3A Use of a security or technique is permitted, but subject to a restriction of up to 331/3% of total assets.

5 Use of a security or technique is permitted, but subject to a restriction of up to 5% of net assets.

15 Use of a security or technique is permitted, but subject to a restriction of up to 15% of net assets.



NOTES TO TABLE

1. The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the sub-advisor considers to be below investment grade.

2. The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.

--------------------------------------------------------------------------------
RISK AND INVESTMENT GLOSSARY
--------------------------------------------------------------------------------

BELOW INVESTMENT GRADE BONDS Bonds with ratings of BB (STANDARD & POOR'S) or Ba (MOODY'S) or below. Bonds rated below investment grade are subject to greater credit risk than investment grade bonds. Also called "high-yield bonds" or "junk bonds."

BORROWING Borrowing money from a bank or other financial institution undertaken by the Fund only for temporary or emergency reasons.

COMMON STOCKS  Shares of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES Securities issued by companies which have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.

CONVERTIBLE SECURITIES Debt or equity securities which may be converted on specified terms into stock of the issuer.

CORRELATION RISK This occurs when the Fund "hedges" - uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected results may occur.

CREDIT RISK Credit risk means that the issuer of a security or the counterparty to an investment contact may default or become unable to pay its obligations when due.

CURRENCY RISK Currency risk happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency value can cause investment losses when the Fund's investments are converted to U.S. dollars.

DIVERSIFICATION A diversified fund may not, with respect to at least 75% of its assets, invest more than 5% in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's NAV. The Fund is a nondiversified fund.

FINANCIAL FUTURES Exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date.

FOREIGN SECURITIES Securities issued by companies located outside of the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S.

FORWARD FOREIGN CURRENCY CONTRACTS Privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date.

HEDGING RISK Hedging risk comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. But a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES Securities which, by rules of their issue or by their nature, cannot be sold readily. These include illiquid Rule 144A securities.

INFORMATION RISK Information risk means that information about a security or issuer might not be available, complete, accurate or comparable.

INTEREST RATE RISK The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zeros/strips are subject to greater interest rate risk.

INVESTMENT GRADE BONDS Bonds with ratings of BBB (STANDARD & POOR'S) or Baa (MOODY'S) or above.

LENDING PORTFOLIO SECURITIES The Fund lends securities to qualified financial institutions in order to earn income. The Fund lends securities only on a fully collateralized basis.

LEVERAGE RISK Risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount that was invested in the contract.

LIQUIDITY RISK Risk that occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

--------------------------------------------------------------------------------
                                                                 . . . CONTINUED
--------------------------------------------------------------------------------

MANAGEMENT RISK This risk exists in all mutual funds and means that the Fund's portfolio management practices might not work to achieve a desired result.

MARKET CAPITALIZATION The total current market value of a company's outstanding common stock.

MARKET RISK Risk that exists in all mutual funds and means the risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS Contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar, but settled in cash.

PLEDGING ASSETS Transferring securities to a lender or creditor as collateral for an obligation.

POLITICAL RISK Risk that comes into play with investments, particularly foreign investments, which may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

REPURCHASE AGREEMENTS The Fund uses repurchase agreements (repos) to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to the Fund, agreeing to buy them back at a designated time--usually the next day. The Fund enters into only fully collateralized repos.

SECTOR FOCUS When a significant portion of the Fund's assets are invested in a relatively small number of related industries. The Fund will not concentrate 25% or more of its total assets in any one industry. Sector focus may increase both market and liquidity risk.

SMALLER COMPANY SECURITIES Securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by funds investing in small or mid-sized companies varies by fund. In general, the smaller the company, the greater its risks.

SPECIAL SITUATIONS Companies about to undergo a structural, financial or management change which may significantly affect the value of their securities.

TEMPORARY DEFENSIVE MEASURES When the Fund's investment manager believes market conditions warrant a temporary defensive position, the Fund may increase its investment in government securities and other short-term interest-bearing securities without regard to the Fund's otherwise applicable investment restrictions, policies or normal investment emphasis.

TRANSACTION RISK This means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES Securities bought in advance of their actual issue or delivery.

WRITING (SELLING) COVERED CALL OPTIONS Selling a contract to another party which gives them the right but not the obligation to buy a particular security from you. The Fund writes call options only if they already own the security (if it is "covered").

ZERO/STRIPS A zero is a debt security which does not make regular interest payments, but rather is sold at a discount from face value. A strip is a debt security which is stripped of its interest coupon after issuance, but is otherwise comparable to a zero.

BUYING SHARES
                         [SIDEBAR BOX]
                         SEND NEW ACCOUNT APPLICATIONS TO
                         The Berger Funds
                         c/o DST Systems, Inc.
                         P.O. Box 419958
                         Kansas City, MO 64141

                         OR FOR OVERNIGHT, CERTIFIED OR REGISTERED MAIL ONLY The Berger Funds
                         c/o DST Systems, Inc.
                         330 West 9th Street, 1st Floor
                         Kansas City, MO 64105


                         [SIDEBAR TABLE]

                         Minimums:
                         Initial investment              $2,000
                         Subsequent investments             $50
                         Automatic investment plan          $50
BY MAIL

     Read this prospectus.

     Fill out the application if you are opening a new account.

     Make out a check to BERGER FUNDS for the amount you want to invest.

     Send the application and a check to The Berger Funds in the envelope provided.

     To add to an existing account, be sure to include your account number on your check and mail it to the appropriate address above.

BY TELEPHONE

     If you already have a Berger Funds account, you may purchase additional shares by telephone order.

     You must pay for them within three business days by wire, electronic funds transfer or overnight delivery of a check.

     Call 1.800.551.5849 for current wire or electronic funds transfer instructions.

BY ONLINE ACCESS

     If you already have established a Berger Funds account with electronic funds transfer privileges, you may purchase additional shares via online access.

     You will find us online at www.bergerfunds.com.

BY AUTOMATIC INVESTMENT PLAN

     To automatically purchase more shares each month, fill out the Automatic Investment Plan section of the application.

     Investments are transferred automatically from your bank account monthly.

     See details on the application.

     ALL SHAREHOLDERS ARE AUTOMATICALLY GRANTED TELEPHONE AND ONLINE TRANSACTION PRIVILEGES UNLESS THEY DECLINE THEM EXPLICITLY IN WRITING, EITHER ON THE ACCOUNT APPLICATION OR BY WRITING TO THE BERGER FUNDS AT THE ADDRESS ABOVE.

     YOU MAY GIVE UP SOME LEVEL OF SECURITY BY CHOOSING TO BUY AND SELL SHARES BY TELEPHONE OR ONLINE RATHER THAN BY MAIL.

IMPORTANT NOTES ABOUT PAYING FOR YOUR SHARES

     Your check must be made payable to BERGER FUNDS, or it will not be accepted.

     You may NOT purchase shares by cash, credit card, third-party checks or checks drawn on foreign banks.

     Telephone and online purchase orders may not exceed four times the value of an account on the date the order is placed. Shares previously bought by telephone or online access are included in calculating account size only if payment has been received for those shares.

     Orders not paid for on time will be canceled and shares redeemed from your account to compensate for any decline in price of the shares canceled.

     The Fund reserves the right to reject any order and to waive minimums or increase minimums following notice.

SELLING (REDEEMING) SHARES

BY MAIL

     Send a written request indicating your account number and the dollar amount or number of shares you are redeeming to the appropriate address shown under "Buying shares."

     Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

BY TELEPHONE

     Call 1.800.551.5849.

BY ONLINE ACCESS

     You will find us online at www.bergerfunds.com.

     FOR TELEPHONE AND ONLINE REDEMPTIONS SEE "SIGNATURE GUARANTEES / SPECIAL DOCUMENTATION" IN THE FOLLOWING SECTION FOR LIMITATIONS.

     TELEPHONE AND ONLINE REDEMPTIONS ARE NOT AVAILABLE FOR SHARES HELD IN RETIREMENT ACCOUNTS SPONSORED BY THE FUND.

BY SYSTEMATIC WITHDRAWAL PLAN

     Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semi-annually or annually.

     A systematic withdrawal plan may be established if you own shares in the Fund worth at least $5,000.

     Call 1.800.551.5849 for more information and forms.

IMPORTANT NOTES ABOUT PAYMENT FOR YOUR REDEEMED SHARES

     IN TIMES OF EXTREME ECONOMIC OR MARKET CONDITIONS, TRANSACTIONS BY TELEPHONE OR ONLINE MAY BE DIFFICULT.

     Generally, payment for your redeemed shares will be sent to you within three business days after receipt of your redemption request in good order.

     You may receive payment for redeemed shares via wire or electronic funds transfer. You may elect these services on the account application or send to The Berger Funds a written request providing your bank information with your signature guaranteed. (See "Signature Guarantees/special documentation" in the following section.)

     Wire and electronic funds transfers are subject to a $1,000 minimum and $100,000 maximum.

     You will be charged $10 for a wire transfer. There is no charge for an electronic funds transfer.

     A wire transfer will be sent the next business day after receipt of your order, and an electronic funds transfer will be sent the second business day after receipt of your order.

     Proceeds from the redemption of shares purchased by check may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.

INFORMATION ABOUT YOUR ACCOUNT


EXCHANGING SHARES

Shares of the Fund described in this prospectus may be exchanged for shares of any other Berger Fund or for shares in the Berger Cash Account Trust Portfolios (the Berger CAT Portfolios). The Berger CAT Portfolios are three separately managed, unaffiliated money market funds: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio.

The exchange privilege with the Berger CAT Portfolios does not constitute an offering or recommendation of the shares of these portfolios by the Berger Funds or Berger Associates. Berger Associates is compensated for administrative services it performs with respect to the Berger CAT Portfolios.

When exchanging shares:

- Each account must be registered identically -- have the same signatures and addresses.

- The Fund or Berger CAT Portfolio into which you are exchanging must be legally eligible for sale in your state of residence.

- You may exchange out of the Berger Funds up to four times per calendar year. At this time, there is no limit on the number of exchanges permitted out of the Berger CAT Portfolios.

-    You may exchange by telephone, online access or mail.

- You are responsible for obtaining and reading the prospectus for the Fund or Berger CAT Portfolio into which you are exchanging.

- Exchanges result in the sale of one Fund's shares and the purchase of another, normally resulting in a taxable event for you.

- It may take one business day or more for your money from a redemption of Fund shares to be invested in a Berger CAT Portfolio.

- Exchanges into any new Fund or Berger CAT Portfolio are subject to that Fund's or Portfolio's initial and subsequent investment minimums.

SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Fund uses Signature Guarantees to protect you and the Fund from possible fraudulent requests for redeemed shares. Your redemption request must be in writing and accompanied by a Signature Guarantee if:

-    Your request exceeds $100,000.

- You request that payment be made to a name other than the one on your account registration.

- You request that payment be mailed to an address which has been changed within 30 days of your redemption request or to an address other than the one of record.

-    You change or add information relating to your designated bank.

The Berger Funds reserve the right to require Signature Guarantees under other certain circumstances.

You can get a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. YOU CANNOT OBTAIN A SIGNATURE GUARANTEE FROM A NOTARY PUBLIC.

Make sure the Signature Guarantee appears:

- Together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

- On any share certificates you hold for the redeemed shares or on a separate statement of assignment (stock power) which may be obtained from a bank or broker.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians. For instructions, call 1.800.551.5849 or write to The Berger Funds, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141.

NET ASSET VALUE (NAV) -- YOUR PRICE

The price at which you buy, sell or exchange Fund shares is the NAV. The NAV for the Fund is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of the Fund's shares outstanding.

The Fund's NAV is calculated at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. New York time) each day that the Exchange is open.

FOR A PURCHASE, REDEMPTION OR EXCHANGE OF FUND SHARES, YOUR PRICE IS THE NAV NEXT CALCULATED AFTER YOUR REQUEST IS RECEIVED IN GOOD ORDER AND ACCEPTED BY THE FUND, ITS AUTHORIZED AGENT OR DESIGNEE. TO RECEIVE A SPECIFIC DAY'S PRICE, YOUR REQUEST MUST BE RECEIVED BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON THAT DAY.

When the Fund calculates its NAV, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

OTHER INFORMATION ABOUT YOUR ACCOUNT

SECURITY CONSIDERATIONS

You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. The Fund, and its service providers, are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.

CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS

After any transaction, you will receive written confirmation including the per share price and the dollar amount and number of shares bought or redeemed.
Exception: Shares purchased under Automatic Investment Plans or redeemed under Systematic Withdrawal Plans will be confirmed quarterly. Partial shares will be calculated to three decimal places.

SHARE CERTIFICATES

You may request and receive share certificates. However, unless specifically requested, your account will be maintained on a book-entry basis without issuing share certificates to represent your shares. If you decide to hold share certificates, you must endorse your certificates and send them back to the Berger Funds when you sell your shares.

PURCHASES THROUGH BROKER-DEALERS

You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for first-time or additional investments which are not applicable if you buy shares directly from the Fund.

REDEMPTIONS BY THE FUND OF CERTAIN ACCOUNTS

To reduce its expenses, the Fund may involuntarily redeem the shares in your account if your balance drops below $2,000 -- but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given 60 days' notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account above the minimum.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS OF INCOME AND GAINS

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Fund may make two different kinds of distributions to you as a shareholder:

- Capital gains from the sale of portfolio securities held by the Fund. The Fund will distribute any net realized capital gains annually, normally in December.
- Net investment income from interest or dividends received on securities held by the Fund. The Fund will distribute its investment income annually, normally in December.

YOUR TAXES

You generally will owe tax on amounts distributed to you by the Fund whether you reinvest them in additional shares or receive them in cash. Shareholders not subject to tax on their income generally will not be required to pay any income tax on amounts distributed to them.

Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to you at the applicable mid-term or long-term capital gains rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

Each year the Fund will send you a Form 1099 for any distributions made to nonretirement accounts. This form will detail the tax status for federal income tax purposes of distributions made to you that year.

If you redeem Fund shares that have appreciated in value, you will have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain upon exchange if the shares redeemed have appreciated in value.

TAX TREATMENT OF THE FUND

In general, as long as the Fund qualifies under certain federal tax laws, it will not be subject to federal income tax on income and capital gains that it distributes to its shareholders. The Fund intends to qualify under those laws. The Fund also intends to avoid an excise tax on undistributed income by making timely distributions.

ADDITIONAL TAX INFORMATION

You should also consult your own tax advisor, since this is only a summary and may not cover your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.

TAX-SHELTERED RETIREMENT PLANS

The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing a Berger Funds IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, SIMPLE IRA account or other retirement plans, please call 1.800.333.1001 or write to The Berger Funds c/o Berger Associates, P.O. Box 5005, Denver, CO 80217. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1.800.333.1001.

ORGANIZATION OF THE BERGER FUND FAMILY

FUND OVERSIGHT

The Fund is supervised by a board of trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's board hires the companies that run day-to-day Fund operations, such as the investment advisor, administrator, transfer agent and custodian. For more information about the Fund's trustees and officers, see the SAI.

FUND OPERATIONS AND EXPENSES

The following companies provide day-to-day investment management and administrative services to the Fund. Their fees are shown in the table below as a percentage of the Fund's average daily net assets.

BERGER ASSOCIATES (210 University Blvd., Suite 900, Denver, CO 80206) serves as investment advisor, sub-advisor, administrator or sub-administrator to mutual funds and institutional investors. Berger Associates has been in the investment advisory business for over 20 years. Berger Associates is a wholly-owned subsidiary of Kansas City Southern Industries, Inc. (KCSI). KCSI is a publicly traded holding company with principal operations in rail transportation, through its subsidiary The Kansas City Southern Railway Company, and financial asset management businesses. When acting as investment advisor, Berger Associates is responsible for managing the investment operations of the Fund.



--------------------------------------------------------------------------------
FUND                               ADVISOR                  ADMINISTRATOR
                                   (PAID BY FUND)           (PAID BY FUND)
--------------------------------------------------------------------------------
BERGER SPECIAL VALUES FUND         Berger Associates        Berger Associates
                                   0.[___]%                 0.01%
--------------------------------------------------------------------------------

ADDITIONAL EXPENSE INFORMATION

12B-1 PLANS. The Fund has adopted a 12b-1 plan permitting it to pay certain costs of distributing its shares. Berger Associates is entitled to be paid a fee under each plan of 0.25% of the Fund's average daily net assets. The fee may be used for such things as:

-    marketing and promotional activities
- printing and distributing prospectuses and reports to prospective shareholders
-    printing and distributing Fund sales literature
- compensation to dealers and others who provide distribution and administrative services
-    support services (such as routine requests for information).

The Fund may be jointly promoted with other Berger Funds. Costs of joint promotions are allocated among the funds on the basis of net assets, unless otherwise directed by the trustees.

BROKERAGE COMMISSIONS. Fund portfolio brokerage is permitted to be placed through a broker-dealer that may be considered an affiliate of Berger Associates, but only when commissions paid to that broker-dealer are applied to reduce Fund expenses.

Sales of Fund shares by a broker-dealer and its recommendation that customers purchase Fund shares are factors that may be considered in the selection of broker-dealers to execute Fund portfolio transactions. In placing all portfolio business, the Fund's advisor or sub-advisor will seek best execution.

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. Turnover for the Fund is not expected to exceed 100%. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

OTHER SERVICE PROVIDERS

The following additional companies provide services to the Fund:

TRANSFER AGENT AND DIVIDEND PAYING AGENT
DST Systems, Inc. (DST)
P.O. Box 419958
Kansas City, MO 64141
DST may be considered an affiliate of Berger Associates through common ownership by KCSI.

CUSTODIAN
Investors Fiduciary Trust Company (IFTC)
801 Pennsylvania
Kansas City, MO 64105

DISTRIBUTOR
Berger Distributors, Inc. (BDI)
210 University Blvd., Suite 900
Denver, CO 80206
BDI is not paid a fee for its services, but may be reimbursed by Berger Associates for its costs in distributing Fund shares. BDI is wholly owned by Berger Associates and certain Fund officers are also officers or directors of BDI.

THIRD PARTY ADMINISTRATORS
Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, recordkeeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Fund's advisor or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

VOTING. The Fund does not hold annual shareholder meetings, but may hold special meetings for such matters as electing or removing board members or considering changes to fundamental policies, advisory contracts or 12b-1 fees. Shareholders of the Fund vote separately on matters relating only to the Fund. They vote together and along with the shareholders of any other series of the trust in the election of trustees and on all matters relating to the trust as a whole. Each full share of the Fund has one vote. The Fund's investment objective may be changed only with shareholder approval.

YEAR 2000. Mutual funds and businesses around the world depend on smooth functioning computer systems. Many of those systems need to be modified to distinguish the difference between the year 1900 and the year 2000. The advisor, distributor, shareholder servicing and transfer agent, custodian and certain other service providers to the Fund have reported that each expects to modify its systems, as necessary, prior to January 1, 2000, to address the so-called "year 2000 problem." However, there can be no assurance that the problems will be corrected in all respects and that there will be no adverse effect on the Fund's operations and services provided to shareholders or on the companies in which the Fund is invested.

[BACK COVER]







[LOGO]
BERGER
Together we can
move mountains (R)

The Statement of Additional Information (SAI), as it may be amended or supplemented from time to time, has been filed with the SEC and is incorporated by reference in its entirety into this prospectus (meaning it legally becomes a part of this prospectus). You may read or download the SAI, plus other information and material incorporated by reference in this prospectus, from the SEC's Internet Web site at www.sec.gov.

Shareholders with questions or who would like to receive a Prospectus on other Berger Funds should write to The Berger Funds, c/o Berger Associates, Inc., P.O. Box 5005, Denver, CO 80217, or call 1.800.551.5849 or contact us online at www.bergerfunds.com.




Prospectus printed on recycled paper.

                              BERGER SPECIAL VALUES FUND




                         STATEMENT OF ADDITIONAL INFORMATION
                         SHAREHOLDER SERVICES: 1-800-551-5849



          This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus dated [__________], 1998, describing the Berger Special Values Fund (the "Fund"), which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217, or calling 1-800-333-1001. The Fund is a "no-load" mutual fund, meaning that a buyer pays no commissions or sales load when buying or redeeming shares of the Fund, although the Fund pays certain costs of distributing its shares. See "Section
5. Expenses of the Fund -- 12b-1 Plan" below. This SAI provides further description of the Fund.




BERGER SPECIAL VALUES FUND
The investment objective of the Berger Special Values Fund is capital appreciation.










                               DATED [_________], 1998

                                  TABLE OF CONTENTS
                                          &
                            CROSS-REFERENCES TO PROSPECTUS

--------------------------------------------------------------------------------
 TABLE OF CONTENTS                       CROSS-REFERENCES TO
                                         RELATED DISCLOSURES
                                         IN PROSPECTUS
--------------------------------------------------------------------------------
 Introduction                            Table of Contents
--------------------------------------------------------------------------------
 1. Portfolio Policies of the Fund       Berger Funds;
                                         Investment Techniques, Securities and
                                         the Associated Risks
--------------------------------------------------------------------------------
 2. Investment Restrictions              Berger Funds;
                                         Investment Techniques, Securities and
                                         the Associated Risks
--------------------------------------------------------------------------------
 3. Management of the Fund               Berger Funds;
                                         Organization of the Berger Fund Family
--------------------------------------------------------------------------------
 4. Investment Advisor                   Berger Funds;
                                         Organization of the Berger Fund Family
--------------------------------------------------------------------------------
 5. Expenses of the Fund                 Berger Funds;
                                         Organization of the Berger Fund Family
--------------------------------------------------------------------------------
 6. Brokerage Policy                     Berger Funds;
                                         Organization of the Berger Fund Family
--------------------------------------------------------------------------------
 7. How to Purchase Shares in the Fund   Information on Your Account
--------------------------------------------------------------------------------
 8. How the Net Asset Value is           Information on Your Account
 Determined
--------------------------------------------------------------------------------
 9. Income Dividends, Capital Gains      Information on Your Account
 Distributions and Tax Treatment
--------------------------------------------------------------------------------
 10. Suspension of Redemption Rights     Information on Your Account
--------------------------------------------------------------------------------
 11. Tax-Sheltered Retirement Plans      Information on Your Account
--------------------------------------------------------------------------------
 12. Special Purchase and Exchange       Information on Your Account
  Plans
--------------------------------------------------------------------------------
 13. Performance Information             Organization of the Berger Fund Family
--------------------------------------------------------------------------------
 14. Additional Information              Organization of the Berger Fund Family
--------------------------------------------------------------------------------
 Financial Statements                    N/A
--------------------------------------------------------------------------------

                                     INTRODUCTION

          The Fund described in this SAI is a mutual fund, or open-end, management investment company.

1.        PORTFOLIO POLICIES OF THE FUND

          The Prospectus describes the investment goal of the Fund and the primary policies to be employed to achieve that goal. This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.

          COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.


          DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities which bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Fund will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases where the ratings assigned by more than one rating agency differ, the Fund will consider the security as rated in the higher category. If nonconvertible securities purchased by the Fund are downgraded to below investment grade following purchase, the trustees of the Fund, in consultation with the Fund's advisor, will determine what action, if any, is appropriate in light of all relevant
circumstances.   For a further discussion of debt security ratings, see Appendix
A to this SAI.

          Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

          CONVERTIBLE SECURITIES. The Fund may also purchase debt or equity securities which are convertible into common stock when the Fund's advisor believes they offer the potential for a higher total return than nonconvertible securities. While fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities which the

Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's advisor. The Fund has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Fund will not invest in any security in default at the time of purchase, and the Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Fund are downgraded following purchase, or if other circumstances cause 20% or more of the Fund's assets to be invested in convertible securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.


          SPECIAL SITUATIONS. The Fund will also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services which may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or which enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or which are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.


          NONDIVERSIFICATION. The Fund is classified as a "nondiversified" Fund under the Investment Company Act of 1940, which means that the Fund is not limited by that Act in the proportion of its assets that it may invest in the securities of a single issuer. The Fund's net asset value may be more volatile than that of a more-widely diversified fund because the Fund invests more of its assets in a smaller number of issuers. Consequently, the Fund may be more vulnerable to any single economic, political or regulatory occurrence, and the gains or losses on a single stock will have a greater impact on the Fund's net asset value.


          However, the Fund intends to conduct its operations so as to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code, which will generally relieve the Fund of any liability for federal income tax to the extent its earnings are distributed to shareholders. See Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment below. To qualify as a regulated investment company, among other requirements, the Fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Fund's total assets will be invested in securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. government securities.

          ZEROS/STRIPS. The Fund may invest also in zero coupon bonds or in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued, but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality. The Fund will not invest in mortgage-backed or other asset-backed securities.

          SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies since smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

          SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Fund may invest in securities of companies with limited operating histories. The Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history which can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

          FOREIGN SECURITIES. The Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Fund's investments may also include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs).

          Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Fund. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature, and to political systems that can be expected to have less stability than developed countries.

          There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Fund to experience losses or miss investment opportunities.

          Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

          If the Fund is invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICs). The Fund may purchase the securities of certain foreign investment funds or trusts considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. In addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9 below.

          ILLIQUID AND RESTRICTED SECURITIES. The Fund is authorized to invest in securities which are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Fund's net assets to be invested in illiquid securities, the trustees of the Fund, in consultation with the Fund's advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.


          Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Fund's advisor will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer). The liquidity of the Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.


          REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which the Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the trustees will establish guidelines and standards for review by the investment advisor of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

          These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit), but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating
the collateral.   For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Fund expects that these risks can be controlled through careful monitoring procedures.

          WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund currently does not intend to purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

          When the Fund purchases securities on a when-issued basis, it will maintain in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

          LENDING OF PORTFOLIO SECURITIES. The Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. By lending its securities, the Fund will be attempting to generate income through the receipt of interest on the loan which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

          The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

          The Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Fund's total assets. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

          SHORT SALES. The Fund currently is only permitted to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").

          In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

          Historically, the Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price, but also wished to defer recognition of gain or loss for Federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has eliminated the ability to defer recognition of gain or loss in short sales against the box and accordingly, it is not anticipated that the Fund will be engaging in these transactions unless there are further legislative changes.


          HEDGING TRANSACTIONS. The Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk due to market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures which may be established by the trustees from time to time. A hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. Use of these instruments by the Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation, or in the case of a call option written by the Fund, may exceed the premium received for the option. However, the Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

          The principal risks of the Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions;
(c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time, and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

          Following is additional information concerning the futures, forwards and options which the Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, the Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

          FUTURES CONTRACTS. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

          The Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

          Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. The Fund will incur brokerage fees when it buys or sells futures contracts.

          In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

          The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

          Although the Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

          The acquisition or sale of a futures contract may occur, for example, when the Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby preventing the Fund's net asset value from declining as much as it otherwise would have. The Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows the Fund to maintain a defensive position without having to sell portfolio securities.

          Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and the Fund could buy equity securities on the cash market.

          The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Fund still may not result in a successful use of futures.

          Futures contracts entail additional risks. Although the Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, the Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

          The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund's current or potential investments.
The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

          Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

          Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time.
In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.

          OPTIONS ON FUTURES CONTRACTS. The Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, the Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.

          The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

          The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

          The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

          FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Fund currently intends that it will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although the Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

          The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. The Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

          These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another limits the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

          The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.

          While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. The Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when the Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

          OPTIONS ON SECURITIES AND SECURITIES INDICES. The Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price, or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when the Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

          A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

          The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

          The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If the Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

          The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

          An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options, (ii) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities,
(iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

          In addition, when the Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

          An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

          The Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. The Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

          An example of a hedging transaction using an index option would be if the Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Fund will generally invest may be imperfect, the Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

          TEMPORARY DEFENSIVE MEASURES. The Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis when its advisor believes market conditions warrant a temporary defensive position. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. During these periods, the Fund may not participate in stock or bond market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks and bonds and it may be more difficult for the Fund to achieve its investment objective.


          PORTFOLIO TURNOVER.   Investment changes in the Fund will be made
whenever management deems them appropriate even if this results in a higher portfolio turnover rate. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. In addition, portfolio turnover for the Fund may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management. The annual portfolio turnover rate for the Fund is not expected to exceed 100%.

          Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of the Fund, although sales of certain stocks will lead to realization of gains, and, possibly, increased taxable distributions to shareholders. The Fund's brokerage policy is discussed further below under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment.

2.        INVESTMENT RESTRICTIONS

          The investment objective of the Fund is set forth on the cover of this SAI. The investment objective of Fund is considered fundamental, meaning that it cannot be changed without a shareholders' vote. There can be no assurance that the Fund's investment objective will be realized.

          The Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities. Fundamental restrictions may not be changed without the approval of (i) 67% or more of the voting securities of the Fund present at a meeting of shareholders thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the trustees without shareholder vote.

BERGER SPECIAL VALUES FUND


          The following fundamental restrictions apply to the Berger Special Values Fund. The Fund may not:


          1. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

          2. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

          3. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

          4. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

          In applying the industry concentration investment restriction (no. 2 above),the Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated.

          The trustees have adopted additional non-fundamental investment restrictions for the Fund. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:

          1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

          2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

          3. The Fund may not invest in companies for the purposes of exercising control of management.

          4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

          5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

          6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

3.        MANAGEMENT OF THE FUND

          The trustees and executive officers of the Fund are listed below, together with information which includes their principal occupations during the past five years and other principal business affiliations.

     MICHAEL OWEN, 412 Reid Hall, Montana State University,
          Bozeman, MT 59717, DOB: 1937. Since 1994, Dean, and from 1989 to 1994, a member of the Finance faculty, of the College of Business, Montana State University. Self-employed as a financial and management consultant, and in real estate development. Formerly (1976-1989), Chairman and Chief Executive Officer of Royal Gold, Inc. (mining). Chairman of the Board of Berger 100 Fund and Berger Growth and Income Fund. Chairman of the Trustees of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

*    GERARD M. LAVIN, 210 University Boulevard, Suite 900, Denver,
          CO 80206, DOB: 1942. President and a director of Berger 100 Fund and Berger Growth and Income Fund, and President and a trustee of Berger Investment Portfolio Trust and Berger Omni Investment Trust, since February 1997. President and a trustee of Berger/BIAM Worldwide Portfolios Trust and Berger/BIAM Worldwide Funds Trust since their inception in May 1996. President and a trustee of Berger Institutional Products Trust since its inception in October 1995. President and a director since April 1995 of Berger Associates, Inc. Member and Chairman of the Board of Managers and Co-Chief Executive Officer on the Management Committee of BBOI Worldwide LLC since November 1996. President and a director of West Side Investments, Inc. (investments), a wholly-owned subsidiary of DST Systems, Inc., since February 1998.
           Formerly, a Vice President of DST Systems, Inc. (data processing) from July 1995 to February 1998; President and Chief Executive Officer of Investors Fiduciary Trust Company (banking) from February 1992 to March 1995; and Chief Operating Officer of SunAmerica Asset Management Co. (money management) from January 1990 to February 1992.

     DENNIS E. BALDWIN, 3481 South Race Street, Englewood, CO  80110, DOB: 1928.
          President, Baldwin Financial Counseling. Formerly (1978-1990), Vice President and Denver Office Manager of Merrill Lynch Capital Markets. Director of Berger 100 Fund and Berger Growth and Income Fund.
          Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

*    WILLIAM M. B. BERGER, 210 University Boulevard, Suite 900,
          Denver, CO 80206, DOB: 1925. Director and, formerly, President (1974-1994) of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust since its inception in August 1993 (Chairman of the Trustees through November 1994). Trustee of Berger Institutional Products Trust since its inception in October 1995. Trustee of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since their inception in May 1996. Trustee of Berger Omni Investment Trust since February 1997. Chairman (since 1994) and a Director (since 1973) and, formerly, President (1973-1994) of Berger Associates.

     LOUIS R. BINDNER, 1075 South Fox, Denver, CO  80223, DOB: 1925.  President,
          Climate Engineering, Inc. (building environmental systems). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional

          Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

     KATHERINE A. CATTANACH, 672 South Gaylord, Denver, CO 80209,
          DOB: 1945. Managing Principal, Sovereign Financial Services, Inc. (investment consulting firm). Formerly (1981-1988), Executive Vice President, Captiva Corporation, Denver, Colorado (private investment management firm). Ph.D. in Finance (Arizona State University); Chartered Financial Analyst (CFA). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

     PAUL R. KNAPP, 33 North LaSalle Street, Suite 1900, Chicago, IL 60602, DOB:
          1945. Since 1991, Chairman, President, Chief Executive Officer and a director of Catalyst Institute (international public policy research organization focused primarily on financial markets and institutions). Since September 1997, President, Chief Executive Officer and a director of DST Catalyst, Inc. (international financial markets consulting, software and computer services company). Since February 1998, Vice President and a director of West Side Investments, Inc. (investments), a wholly-owned subsidiary of DST Systems, Inc. Previously (1991 - September 1997), Chairman, President, Chief Executive Officer and a director of Catalyst Consulting (international financial institutions business consulting firm). Prior thereto (1988-1991), President, Chief Executive Officer and a director of Kessler Asher Group (brokerage, clearing and trading firm). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

     HARRY T. LEWIS, JR., 370 17th Street, Suite 3560, Denver, CO
          80202, DOB: 1933. Self-employed as a private investor. Formerly (1981-1988), Senior Vice President, Rocky Mountain Region, of Dain Bosworth Incorporated and member of that firm's Management Committee. Director of J.D. Edwards & Co. (computer software company) since 1995. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

     WILLIAM SINCLAIRE, 3049 S. Perry Park Road, Sedalia, CO  80135, DOB: 1928.
          President, Santa Clara LLC (cattle company), and private investor. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

*    KEVIN R. FAY, 210 University Boulevard, Suite 900, Denver, CO
          80206, DOB: 1955. Vice President, Secretary and Treasurer of Berger 100 Fund and Berger Growth and Income Fund since October 1991, of Berger Investment Portfolio Trust since its inception in August 1993, of Berger Institutional Products Trust since its inception in October 1995, of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since their inception in May 1996, and of Berger Omni Investment Trust since February 1997. Also, Senior Vice President-Finance and Administration (since January 1997), Vice President-Finance and Administration (September 1991 to January 1997), Secretary and Treasurer (since September
          1991) of Berger Associates, and a director of Berger Distributors, Inc., since its inception in May 1996. Formerly, Financial Consultant (registered representative) with Neidiger Tucker Bruner, Inc. (broker-dealer) (October 1989 to September 1991) and Financial Consultant with Merrill Lynch, Pierce, Fenner & Smith, Inc. (October 1985 to October 1989).

* ANTHONY (TINO) R. SELLITTO III, 210 University Boulevard, Suite 900, Denver, CO 80206, DOB: 1964. Vice President and portfolio manager of the Berger Special Values Fund since its inception in August 1998. Vice President (since September 1998) and senior equity analyst (January 1998 to September 1998) with Berger Associates. Formerly, Vice President and Assistant Portfolio Manager at Crestone Capital Management, Inc. (August 1995 to January 1998) , Portfolio Manager at Hawaiian Trust Company (September 1994 to August 1995) and Account Executive at W.W. Grainger Inc. (distributor of industrial equipment) (October 1991 to September 1994).

------------------
* Interested person (as defined in the Investment Company Act of 1940) of the Fund and/or of the Fund's advisor.

          The trustees of the Fund have adopted a trustee retirement age of 75 years.

TRUSTEE COMPENSATION

          The officers of the Fund received no compensation from the Fund during the fiscal year ended September 30, 1997. However, trustees of the Fund who are not "interested persons" of the Fund or its advisor are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Fund nor the trustees receive any form of pension or retirement benefit compensation from the Fund.

          The following table sets forth information regarding compensation paid or accrued during the fiscal year ended September 30, 1997, for each trustee of the Fund:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     NAME AND POSITION                  AGGREGATE COMPENSATION FROM
     WITH BERGER FUNDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            BERGER SPECIAL VALUES FUND(1)    ALL BERGER FUNDS(2)
--------------------------------------------------------------------------------
Dennis E. Baldwin(3)                    $                        $45,100
--------------------------------------------------------------------------------
William M.B. Berger(3),(4)              $0                       $     0
--------------------------------------------------------------------------------
Louis R. Bindner(3)                     $                        $41,200
--------------------------------------------------------------------------------
Katherine A. Cattanach(3)               $                        $45,100
--------------------------------------------------------------------------------
Lucy Black Creighton(3),(6)             $0                       $41,244
--------------------------------------------------------------------------------
Paul R. Knapp(3)                        $                        $43,300
--------------------------------------------------------------------------------
Gerard M. Lavin(3),(4),(5)              $0                       $     0
--------------------------------------------------------------------------------
Harry T. Lewis(3)                       $                        $43,300
--------------------------------------------------------------------------------
Michael Owen(3)                         $                        $54,767
--------------------------------------------------------------------------------
William Sinclaire(3)                    $                        $39,700
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


NOTES TO TABLE

(1) The Fund will not commence operations until ______, 1998. Figures are estimates for the Fund's first year of operations.


(2) Includes the Berger 100 Fund, the Berger Growth and Income Fund, the Berger Investment Portfolio Trust (including the Berger Small Company Growth Fund and the Berger New Generation Fund), the Berger Institutional Products Trust (four series), the Berger/BIAM Worldwide Funds Trust (three series, including among others the Berger/BIAM International Fund), the Berger/BIAM Worldwide Portfolios Trust (one series) and the Berger Omni Investment Trust (including the Berger Small Cap Value Fund, which was added to the Berger Funds in February 1997). Aggregate compensation figures do not include first-year estimates for the Fund. Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $30,565; Louis R. Bindner $19,445; Katherine A. Cattanach $44,468; Lucy Black Creighton $32,168; Michael Owen $8,553; William Sinclaire $19,555.

(3) Director of Berger 100 Fund and Berger Growth and Income Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Portfolios Trust, Berger/BIAM Worldwide Funds Trust and Berger Omni Investment Trust.

(4)  Interested person of Berger Associates.

(5) President of Berger 100 Fund, Berger Growth and Income Fund, Berger Investment Portfolio Trust, Berger/BIAM Worldwide Portfolios Trust, Berger/BIAM Worldwide Funds Trust and Berger Omni Investment Trust.

(6)  Resigned as a director and trustee effective November 1997.

          Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by the Fund. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustee for this purpose. Pursuant to an SEC exemptive order, the Fund is permitted to purchase shares of the designated funds in order to offset its obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The Fund's obligation to make payments of deferred fees under the plan is a general obligation of the Fund.

          As of [__________], 1998, the officers and trustees of the Fund as a group owned of record or beneficially no shares of the Fund.

4.        INVESTMENT ADVISOR

BERGER ASSOCIATES - INVESTMENT ADVISOR

          Berger Associates, Inc. ("Berger Associates"), 210 University Boulevard, Suite 900, Denver, CO 80206, is the investment advisor to the Fund. Berger Associates is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. Berger Associates also acts as the Fund's administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.

          Berger Associates has been in the investment advisory business for over 20 years. It serves as investment advisor or sub-advisor to mutual funds and institutional investors and had assets under management of more than $3.7 billion as of June 30, 1998. Berger Associates is a wholly-owned subsidiary of Kansas City Southern Industries, Inc. ("KCSI"). KCSI is a publicly traded holding company with principal operations in rail transportation, through its subsidiary The Kansas City Southern Railway Company, and financial asset management businesses. KCSI also owns approximately 41% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company which acts as the Fund's sub-transfer agent.



INVESTMENT ADVISORY AGREEMENT

          Under the Investment Advisory Agreement between the Fund and its advisor, the advisor is generally responsible for managing the investment operations of the Fund. Under the Agreement, the advisor is compensated for its services by the payment of a fee at the following annual rate, calculated as a percentage of the average daily net assets of the Fund:

--------------------------------------------------------------------------------
          FUND                     ADVISOR                   INVESTMENT
                                                            ADVISORY FEE
--------------------------------------------------------------------------------
Berger Special Values Fund    Berger Associates               0.[___]%
--------------------------------------------------------------------------------

          The Fund's Investment Advisory Agreement will continue in effect until the last day of April 2000, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the 1940 Act) of the Fund or the advisor. The Agreement is subject to termination by the Fund or the advisor on 60 days' written notice, and terminates automatically in the event of its assignment.


TRADE ALLOCATIONS

          Investment decisions for the Fund and other accounts advised by the Fund's advisor are made independently with a view to achieving each of their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. However, certain investments may be appropriate for the Fund and one or more such accounts. If the Fund and other accounts advised by the Fund's advisor are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions averaged as to price and allocated equitably to the Fund and each participating account. While in some cases, this policy might adversely affect the price paid or received by the Fund or other participating accounts, or the size of the position obtained or liquidated, the advisor will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

RESTRICTIONS ON PERSONAL TRADING

          Berger Associates permits its directors, officers, employees and other access persons (as defined below) of Berger Associates ("covered persons") to purchase and sell securities for their own accounts in accordance with provisions governing personal investing in Berger Associates' Code of Ethics. The Code requires all covered persons to conduct their personal securities transactions in a manner which does not operate adversely to the interests of the Fund or Berger Associates' other advisory clients. Directors and officers of Berger Associates (including those who also serve as trustees of the Fund), investment personnel and other designated covered persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the Code. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Fund.

          In addition to the pre-clearance requirements described above, the Code subjects those covered persons deemed to be access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with Berger Associates' Code. Those covered persons also may be required under certain circumstances to forfeit their profits made from personal trading. The Code is administered by Berger Associates and the provisions of the Code are subject to interpretation by and exceptions authorized by its board of directors.


5.        EXPENSES OF THE FUND

          In addition to paying an investment advisory fee to its advisor, the Fund pays all of its expenses not assumed by its advisor, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, costs of share certificates, expenses of shareholders' meetings, compensation of trustees who are not interested persons of Berger Associates, expenses of printing and distributing reports to shareholders and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of the Fund. The Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for shareholders of the Fund.

          Under a separate Administrative Services Agreement with respect to the Fund, Berger Associates performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. The Fund pays Berger Associates a fee at an annual rate of 0.01% of its average daily net assets for such services. These fees are in addition to the investment advisory fees paid under the Investment Advisory Agreement. The administrative services fees may be changed by the trustees without shareholder approval.

          The Fund has appointed Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania, Kansas City, MO 64105, as its recordkeeping and pricing agent. In addition, IFTC also serves as the Fund's custodian, transfer agent and dividend disbursing agent. IFTC has engaged DST Systems, Inc. ("DST"), P.O. Box 419958, Kansas City, MO 64141, as sub-agent to provide transfer agency and dividend disbursing services for the Fund. Approximately 41% of the outstanding shares of DST are owned by KCSI. The addresses and telephone numbers for DST set forth in the Prospectus and this Statement of Additional Information should be used for correspondence with the transfer agent.

          As recordkeeping and pricing agent, IFTC calculates the daily net asset value of the Fund and performs certain accounting and recordkeeping functions required by the Fund. The Fund pays IFTC a monthly base fee plus an asset-based fee. IFTC is also reimbursed for certain out-of-pocket expenses.

          IFTC, as custodian, and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Fund. The custodian and subcustodians do not perform any managerial or policy-making functions for the Fund. For its services as custodian, IFTC receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.

          As transfer agent and dividend disbursing agent, IFTC (through DST, as sub-agent) maintains all shareholder accounts of record; assists in mailing all reports, proxies and other information to the Fund's shareholders; calculates the amount of, and delivers to the Fund's shareholders, proceeds representing all dividends and distributions; and performs other related services. For these services, IFTC receives a fee from the Fund at an annual rate of $14.00 per open Fund shareholder account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses, which fees in turn are passed through to DST as sub-agent.

          All of IFTC's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Fund.

12b-1 PLAN

          The Fund has adopted a 12b-1 plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides for the payment to Berger Associates of a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets to finance activities primarily intended to result in the sale of Fund shares. The expenses paid by Berger Associates may include, but are not limited to, payments made to, and costs incurred by, the Fund's principal underwriter in connection with the distribution of Fund shares, including payments made to and expenses of officers and registered representatives of the Distributor; payments made to and expenses of other persons (including employees of Berger Associates) who are engaged in, or provide support services in connection with, the distribution of Fund shares, such as answering routine telephone inquiries and processing shareholder requests for information; compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Fund) paid to securities dealers, financial institutions and other organizations which render distribution and administrative services in connection with the distribution of Fund shares, including services to holders of Fund shares and prospective investors; costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; costs of printing and distributing prospectuses and reports to prospective shareholders of Fund shares; costs involved in preparing, printing and distributing sales literature for Fund shares; costs involved in obtaining whatever information, analyses and reports with respect to market and promotional activities on behalf of the Fund relating to Fund shares that Berger Associates deems advisable; and such other costs relating to Fund shares as the Fund may from time to time reasonably deem necessary or appropriate in order to finance activities primarily intended to result in the sale of Fund shares. Such 12b-1 fee payments are to be made by the Fund to Berger Associates with respect to each fiscal year of the Fund without regard to the actual distribution expenses incurred by Berger Associates in such year; that is, if the distribution expenditures incurred by Berger Associates are less than the total of such payments in such year, the difference is not to be reimbursed to the Fund by Berger Associates, and if the distribution expenditures incurred by Berger Associates are more than the total of such payments, the excess is not to be reimbursed to Berger Associates by the Fund.

          From time to time the Fund may engage in activities which jointly promote the sale of Fund shares and other funds that are or may in the future be advised or administered by Berger Associates, which costs are not readily identifiable as related to any one fund. In such cases, Berger Associates allocates the cost of the activity among the funds involved on the basis of their respective net assets, unless otherwise directed by the trustees.

          The current 12b-1 Plan will continue in effect until the end of April 1999, and from year to year thereafter if approved at least annually by the Fund's trustees and those trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or any related agreements by votes cast in person at a meeting called for such purpose. The Plan may not be amended to increase materially the amount to be spent on distribution of Fund shares without shareholder approval.

OTHER EXPENSE INFORMATION

          The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. See Section 6--Brokerage Policy for further information concerning the expenses reduced as a result of these arrangements. DSTS may be considered an affiliate of Berger Associates due to the ownership interest of KCSI in both DSTS and Berger Associates.

          The Fund and/or its advisor have entered into arrangements with certain brokerage firms and other companies(such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, shareholder communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's advisor or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

DISTRIBUTOR

          The distributor (principal underwriter) of the Fund's shares is Berger Distributors, Inc. (the "Distributor"), 210 University Boulevard, Suite 900, Denver, CO 80206. The Distributor may be reimbursed by Berger Associates for its costs in distributing the Fund's shares.

6.        BROKERAGE POLICY

          Although the Fund retains full control over its own investment policies, under the terms of its advisory agreement, the advisor is directed to place the portfolio transactions of the Fund. A report on the placement of brokerage business is given to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement.

          The Investment Advisory Agreement the Fund has with its advisor authorizes and directs the advisor to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Agreement specifically authorizes the advisor to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the advisor.

          In accordance with this provision of the Agreement, portfolio brokerage business of the Fund may be placed with brokers who provide useful research services to the advisor. Such research services include computerized stock quotation and trading services, fundamental and technical analysis data and software, broker and other third-party equity research, computerized stock market and business news services, economic research and account performance data.

          The research services received from brokers are often helpful to the advisor in performing its investment advisory responsibilities to the Fund, but they are not essential, and the availability of such services from brokers does not reduce the responsibility of the advisor's advisory personnel to analyze and evaluate the securities in which the Fund invests. The research services obtained as a result of the Fund's brokerage business also will be useful to the advisor in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by the advisor in rendering investment advice to the Fund. Although such research services may be deemed to be of value to the advisor, they are not expected to decrease the expenses that the advisor would otherwise incur in performing its investment advisory services for the Fund nor will the advisory fees that are received by the advisor from the Fund be reduced as a result of the availability of such research services from brokers.

          The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Berger Associates due to the ownership interest of KCSI in both DSTS and Berger Associates.

          In selecting broker and dealers and in negotiating commissions, the Fund's advisor considers a number of factors, including among others: the advisor's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; and research products or services provided. The trustees of the Fund have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, payments made by brokers to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which it would otherwise be obligated to pay may also be considered.
In placing portfolio business with any such broker or dealer, the advisor of the Fund will seek the best execution of each transaction.

7.        HOW TO PURCHASE SHARES IN THE FUND

          Minimum Initial Investment                                   $2,000.00
          Minimum Subsequent Investment                                  $ 50.00

          To purchase shares in the Fund, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to "Berger Funds" to the Fund in care of DST Systems, Inc., the Fund's sub-transfer agent, as follows:

          Berger Funds
          c/o DST Systems, Inc.
          P.O. Box 419958
          Kansas City, MO  64141

          If a shareholder is adding to an existing account, shares may also be purchased by placing an order by telephone call to the Fund at 1-800-551-5849 or via on-line access, and remitting payment to DST Systems, Inc. Payment for shares ordered on-line must be made by electronic funds transfer. In order to make sure that payment for telephone purchases is received on time, shareholders are encouraged to remit payment by electronic funds transfer. Shareholders may also remit payment for telephone purchases by wire or by overnight delivery.

          In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing a shareholder's total return on an investment in Fund shares. No such charge will apply to an investor who purchases Fund shares directly from the Fund as described above.

          Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone and on-line are described in the Prospectus. The Fund may terminate or modify those procedures and related requirements at any time, although shareholders of the Fund will be given notice of any termination or
material modification.   Berger Associates may, at its own risk, waive certain
of those procedures and related requirements.

8.        HOW THE NET ASSET VALUE IS DETERMINED

          The net asset value of the Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., New York time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year. The per share net asset value of the Fund is determined by dividing the total value of its securities and other assets, less liabilities, by the total number of shares outstanding.

          In determining net asset value for the Fund, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Fund will be determined by using prices provided by pricing services which provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees.

          Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

          The Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets which may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

9.        INCOME DIVIDENDS, CAPITAL GAINS
          DISTRIBUTIONS AND TAX TREATMENT

          This discussion summarizes certain U.S. federal income tax issues relating to the Fund. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, shareholders are urged to consult with their tax advisors with respect to their particular tax consequences.

          TAX STATUS OF THE FUND. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to shareholders. It also may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

          TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service and to each shareholder information about the tax treatment of the shareholder's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the shareholders. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the shareholders, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the shareholders on December 31.

          In general, net capital gains from assets held by the Fund for more than 18 months will be subject to a maximum tax rate of 20%; net capital gains from assets held for more than one year but no more than 18 months will be subject to a maximum tax rate of 28%; and net capital gains from assets held for
one year or less will be taxed as ordinary income.   Distributions will be
subject to these capital gains rates, regardless of how long a shareholder has held Fund shares.

          If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital or as capital gains. To the extent a distribution is treated as a return of capital, a shareholder's basis in his or her Fund shares will be reduced by that amount.

          If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the shareholder's address of record, or if a shareholder's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in additional Fund shares at the then-current NAV and to convert the shareholder's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

          TAX ON REDEMPTIONS OF FUND SHARES. Shareholders may be subject to tax on the disposition of their Fund shares. In general, such dispositions may give rise to a capital gain or loss, the treatment of which will depend on the shareholder's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the shareholder reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

          INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as an expense of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, shareholders of the Fund may be able to deduct (as an itemized deduction) or claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

          If the Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Fund to incur IRS interest charges. The Fund may make appropriate tax elections to mitigate the tax effects of owning PFIC stock, including elections to "mark-to-market" PFIC shares each year. The mark-to-market regime may increase or decrease the Fund's distributable income.

          INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Fund's investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect the Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Fund. If the Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.

          BACKUP WITHHOLDING. In general, if a shareholder is subject to backup withholding, the Fund will be required to withhold federal income tax at a rate of 31% from distributions to that shareholder. These payments are creditable against the shareholder's federal income tax liability.

          FOREIGN SHAREHOLDERS. Foreign shareholders of the Fund generally will be subject to a 30% U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign shareholder dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

10.       SUSPENSION OF REDEMPTION RIGHTS

          The right of redemption may be suspended for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted, or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

          The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining shareholders, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one shareholder. Should redemptions by any shareholder during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder generally will incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.

11.       TAX-SHELTERED RETIREMENT PLANS

          The Fund offers several tax-qualified retirement plans for individuals, businesses and non-profit organizations, including a Profit-Sharing Plan, a Money Purchase Pension Plan, an Individual Retirement Account (IRA), a Roth IRA and a 403(b) Custodial Account for adoption by employers and individuals who wish to participate in such Plans. For information on other types of retirement plans offered by the Fund, please call 1-800-333-1001 or write to the Fund c/o Berger Associates, P.O. Box 5005, Denver, CO 80217.

PROFIT-SHARING AND MONEY PURCHASE PENSION PLANS

          Employers, self-employed individuals and partnerships may make tax-deductible contributions to the tax-qualified retirement plans offered by the Fund. All income and capital gains accumulated in the Plans are tax free until withdrawn. The amounts that are deductible depend upon the type of Plan or Plans adopted.

          If you, as an employer, self-employed person or partnership, adopt the Profit-Sharing Plan, you may vary the amount of your contributions from year to year and may elect to make no contribution at all for some years. If you adopt the Money Purchase Pension Plan, you must commit yourself to make a contribution each year according to a formula in the Plan that is based upon your employees' compensation or your earned income. By adopting both the Profit-Sharing and the Money Purchase Pension Plan, you can increase the amount of contributions that you may deduct in any one year.

          If you wish to purchase shares of the Fund in conjunction with one or both of these tax-qualified plans, you may use an Internal Revenue Service approved prototype Trust Agreement and Retirement Plan available from the Fund. IFTC serves as trustee of the Plan, for which it charges an annual trustee's fee for the Fund or Cash Account Trust Money Portfolio (discussed below) in which the participant's account is invested. Contributions under the Plans are invested exclusively in shares of the Fund or the Cash Account Trust Money Market Portfolios, which are then held by the trustee under the terms of the Plans to create a retirement fund in accordance with the tax code.

          Distributions from the Profit-Sharing and Money Purchase Pension
Plans generally may not be made without penalty until the participant reaches age 59 1/2 and must begin no later than April 1 of the calendar year following the year in which the participant attains age 70 1/2. A participant who is not a 5% owner of the employer may postpone such distributions to April 1 of the calendar year following the year of retirement. This exception does not apply to distributions from an individual retirement account (IRA). Except for required distributions after age 70 1/2, periodic distributions over more than 10 years and the distribution of any after-tax contributions, distributions are subject to 20% Federal income tax withholding unless those distributions are rolled directly to another qualified plan or an IRA. Participants may not be able to receive distributions immediately upon request because of certain requirements under federal tax law. Since distributions which do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax advisor regarding the Plans is recommended. You should also consult with your tax advisor regarding state tax law implications of participation in the Plans.

          In order to receive the necessary materials to create a Profit-Sharing or Money Purchase Pension Plan, please write to the Fund, c/o Berger Associates, Inc., P.O. Box 5005, Denver, Colorado 80217, or call 1-800-333-1001. Trustees for 401(k) or other existing plans interested in utilizing Fund shares as an investment or investment alternative in their plans should contact the Fund at 1-800-333-1001.

INDIVIDUAL RETIREMENT ACCOUNT (IRA)

          If you are an individual with compensation or earned income, whether or not you are actively participating in an existing qualified retirement plan, you can provide for your own retirement by adopting an IRA. Under an IRA, you can contribute each year up to the lesser of 100% of your compensation or $2,000. If you are married and you file a joint return, you and your spouse together may make contributions totaling up to $4,000 to two IRAs (with no more than $2,000 being contributed to either account) if your joint income is $4,000 or more, even if one spouse has no earned income. If neither you nor your spouse are active participants in an existing qualified retirement plan, or if your income does not exceed certain amounts, the amounts contributed to your IRA can be deducted for Federal income tax purposes whether or not your deductions are itemized. If you or your spouse are covered by an existing qualified retirement plan, the deductibility of your IRA contributions will be phased out for federal income tax purposes if your income exceeds specified amounts, although the income level at which your IRA contributions will no longer be deductible is higher if only your spouse (but not you) is an active participant. However, whether your contributions are deductible or not, the income and capital gains accumulated in your IRA are not taxed until the account is distributed.

          If you wish to create an IRA to invest in shares of the Fund, you may use the Fund's IRA custodial agreement form which is an adaptation of the form provided by the Internal Revenue Service. Under the IRA custodial agreement, IFTC will serve as custodian, for which it will charge an annual custodian fee for the Fund and each other Berger Fund and Cash Account Trust Money Market Portfolio in which the IRA is invested.

          Distributions from an IRA generally may not be made without penalty until you reach age 59 1/2 and must begin no later than April 1 of the calendar year following the year in which you attain age 70 1/2. Since distributions which do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax advisor is recommended.

          In order to receive the necessary materials to create an IRA account, please write to the Fund, c/o Berger Associates, Inc., P.O. Box 5005, Denver, Colorado 80217, or call 1-800-333-1001.

ROTH IRA

          If you are an individual with compensation or earned income, you may contribute up to the lesser of $2,000 or 100% of your compensation to a Roth IRA, as long as your income does not exceed a specified income level ($95,000 for single individuals, $150,000 for married individuals filing jointly). A Roth IRA is similar in many respects to a traditional IRA, as described above. However, the maximum amount you may contribute to a Roth IRA is phased out between that income level and a maximum income amount ($110,000 and $160,000, respectively), and you may not make any contribution at all to a Roth IRA if your income exceeds the maximum income amount. Also, you can make contributions to a Roth IRA even after you reach age 70-1/2, and you are not required to take distributions from a Roth IRA prior to your death.

          Contributions to a Roth IRA are not deductible for federal income tax purposes. However, the income and capital gains accumulated in a Roth IRA are not taxed while held in the IRA, and distributions can be taken tax-free if the Roth IRA has been established for a minimum of five years and the distribution is after age 59-1/2, for a first time home purchase, or upon death or disability.

          An individual with an income of less than $100,000 who is not married filing separately can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount of the traditional IRA account balance. Individuals who complete the rollover in 1998 will be permitted to spread the tax liability over a four-year period. After 1996, all taxes on such a rollover will be due in the year in which the rollover is made.

403(b) CUSTODIAL ACCOUNTS

          If you are employed by a public school system or certain federally tax-exempt private schools, colleges, universities, hospitals, religious and charitable or other nonprofit organizations, you may establish a 403(b) Custodial Account. Your employer must participate in the establishment of the account.

          If your employer participates, it will automatically deduct the amount you designate from your gross salary and contribute it to your 403(b) Custodial Account. The amount which you may contribute annually under a salary reduction agreement is generally the lesser of $9,500 or your exclusion allowance, which is based upon a specified formula, and other Internal Revenue Code limits apply. There is a $50 minimum investment in the 403(b) Custodial Account.
Contributions made to the account reduce the amount of your current income subject to Federal income tax. Federal income tax is not paid on your contribution until you begin making withdrawals. In addition, all income and capital gains accumulated in the account are tax-free until withdrawn.

          Withdrawals from your 403(b) Custodial Agreement may begin as soon as you reach age 59-1/2 and must begin no later than April 1 of the year following the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. Except for required distributions after age 70 1/2 and periodic distributions over more than 10 years, distributions are subject to 20% Federal income tax withholding unless those distributions are rolled directly to another 403(b) account or annuity or an individual retirement account (IRA). You may not be able to receive distributions immediately upon request because of certain notice requirements under federal tax law. Since distributions which do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax advisor regarding the 403(b) Custodial Account is recommended. You should also consult with your tax advisor about state taxation of your account.

          Individuals who wish to purchase shares of the Fund in conjunction with a 403(b) Custodial Account may use a Custodian Account Agreement and related forms available from the Fund. IFTC serves as custodian of the 403(b) Custodial Account, for which it charges an annual custodian fee for the Fund and each other Berger Fund and Cash Account Trust Money Market Portfolio in which the participant's account is invested.

          In order to receive the necessary materials to create a 403(b) Custodial Account, please write to the Fund, c/o Berger Associates, Inc., P.O. Box 5005, Denver, Colorado 80217, or call 1-800-333-1001.

12.       EXCHANGE PRIVILEGE AND SYSTEMATIC WITHDRAWAL PLAN

          A shareholder who owns shares of the Fund worth at least $5,000 at the current net asset value may establish a Systematic Withdrawal account from which a fixed sum will be paid to the shareholder at regular intervals by the Fund in which the shareholder is invested.

          To establish a Systematic Withdrawal account, the shareholder deposits Fund shares with the Fund and appoints the Fund as agent to redeem shares in the shareholder's account in order to make monthly, quarterly, semi-annual or annual withdrawal payments to the shareholder of a fixed amount. The minimum withdrawal payment is $50.00. These payments generally will be made on the 25th day of the month.

          Withdrawal payments are not yield or income on the shareholder's investment, since portions of each payment will normally consist of a return of the shareholder's investment. Depending on the size of the disbursements requested and the fluctuation in value of the Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account.

          The shareholder may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee's address, by notifying the Fund. The shareholder may, of course, make additional deposits of Fund shares in the shareholder's account at any time.

          Since redemption of shares to make withdrawal payments is a taxable event, each investor should consult a tax advisor concerning proper tax treatment of the redemption.

          Any shareholder may exchange any or all of the shareholder's shares in the Fund for shares of any of the other available Berger Funds or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Berger Cash Account Trust ("Berger CAT Portfolios"), separately managed, unaffiliated money market funds, without charge, after receiving a current prospectus of the other Fund or Berger CAT Portfolio. The exchange privilege with the Berger CAT Portfolios does not constitute an offering or recommendation of the shares of any such Berger CAT Portfolio by the Fund or Berger Associates. Berger Associates is compensated for administrative services it performs with respect to the Berger CAT Portfolios.

          Exchanges into or out of the Fund are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one Fund and the purchase of shares in another, which may produce a gain or loss for income tax purposes. An exchange of shares may be made by written request directed to DST Systems, Inc., via on-line access, or simply by telephoning the Berger Funds at 1-800-551-5849. This privilege is revocable by the Fund, and is not available in any state in which the shares of the Fund or Berger CAT Portfolio being acquired in the exchange are not eligible for sale. Shareholders automatically have telephone and on-line privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

13.       PERFORMANCE INFORMATION

          From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., or Value Line Investment Survey or by publications of general interest such as THE WALL STREET JOURNAL, INVESTOR'S BUSINESS DAILY, MONEY, BARRON'S, FINANCIAL WORLD or KIPLINGER'S PERSONAL FINANCE MAGAZINE. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Russell 2000 Stock Index, the Standard

& Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index or the Lehman Brothers Intermediate Term Government/Corporate Bond Index, or more narrowly-based or blended indices which reflect the market sectors in which the Fund invests.

          The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

          The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

          All performance figures for the Fund are based upon historical results and do not assure future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

          Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years, or for the life of the Fund, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

14.       ADDITIONAL INFORMATION

Fund Organization

          The Fund is a separate series established on [__________], 1998, under the Berger Investment Portfolio Trust, a Delaware business trust established under the Delaware Business Trust Act. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund is one of seven series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. Shares of the Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

          DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, shareholders of the Fund will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the shareholders of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

          In order to protect shareholders from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any shareholder by reason of being or having been a shareholder, and that the Trust shall, upon request, assume the defense of any such claim made against such shareholder for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

          As a result, the risk of a shareholder of the Fund incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to shareholders of the Fund is therefore remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of shareholders for liabilities of the Trust or the Fund.

          CORPORATE GOVERNANCE INFORMATION PERTAINING TO THE FUND. The Fund is not required to hold annual shareholder meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If shareholders owning at least 10% of the outstanding shares of the Trust so request, a special shareholders' meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by shareholders desiring to call a special meeting for the purpose of considering the removal of a trustee.

          Shareholders of the Fund and, where applicable, the other series of the Trust, generally vote separately on matters relating to those respective series, although they vote together and with the holders of any other series of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.

          Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.

          Shares of the Fund have no preemptive rights. There are no sinking funds or arrearage provisions which may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights. Shares of the Fund may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

PRINCIPAL SHAREHOLDERS

          As of the date of this Statement of Additional Information, no person owned, beneficially or of record, more than 5% of the outstanding shares of the Fund.

DISTRIBUTION

          Berger Distributors, Inc., as the Fund's Distributor, is the principal underwriter of the Fund's shares. The Distributor is a wholly-owned subsidiary of Berger Associates. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of the Fund's shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer.

          The Fund and the Distributor are parties to a Distribution Agreement that continues through April 2000, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the Distributor. The Distribution Agreement is subject to termination by the Fund or the Distributor on 60 days' prior written notice, and terminates automatically in the event of its assignment. Under the Distribution Agreement, the Distributor continuously offers shares of the Fund and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by Berger
Associates for its costs in distributing Fund shares.   Subject to certain
restrictions, the Distributor may enter into sales or servicing agreements with securities dealers, investment advisers, financial institutions and other industry professionals in exercising its authority and discharging its responsibilities under the Distribution Agreement.

OTHER INFORMATION

          Davis, Graham & Stubbs LLP, 370 Seventeenth Street, Denver, Colorado, acts as counsel to the Fund.

          PricewaterhouseCoopers LLP, 950 Seventeenth Street, Denver, Colorado, has been appointed to act as independent accountants for the Trust and the Fund for the fiscal year ended September 30, 1998.

          The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Fund of which this Statement of Additional Information is a part. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statements and the exhibits filed as a part thereof.

                                      APPENDIX A

HIGH-YIELD/HIGH-RISK SECURITIES

     The Fund may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). However, the Fund will not purchase any security in default at the time of purchase. The Fund will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

     Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

     Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Fund's percentage limits for investments rated below investment grade, unless the Fund's advisor deems such securities to be the equivalent of investment grade. If securities purchased by the Fund are downgraded following purchase, or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

     Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and/or interest payments, and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

     Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high- yield debt securities to fund highly leverage corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

     Expenses incurred in recovering an investment in a defaulted security may adversely affect the Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

     The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

     Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

     B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

     AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

     C1-The rating C1 is reserved for income bonds on which no interest is being paid.

     D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                          BERGER INVESTMENT PORTFOLIO TRUST

PART C.   OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS:

          (a)  FINANCIAL STATEMENTS.

          In Part A of the Registration Statement (Prospectus):

          None.

          In Part B of the Registration Statement (Statement of Additional Information):

          None.

          In Part C of the Registration Statement:

          None.

          (b)  EXHIBITS.

          The Exhibit Index following the signature pages below is incorporated herein by reference.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

Item 26.  NUMBER OF HOLDERS OF SECURITIES

          The number of record holders of shares of beneficial interest in the Registrant as of June 30, 1998, are as follows:

               (1)                                          (2)

                                                         Number of
          Title of Class                               Record Holders
          --------------                               --------------

          Shares of Beneficial                            78,634
          Interest in Berger Small
          Company Growth Fund


          Shares of Beneficial                            17,458
          Interest in Berger New
          Generation Fund

          Shares of Beneficial                             1,856
          Interest in Berger
          Balanced Fund


          Shares of Beneficial                             1,061
          Interest in Berger
          Select Fund


          Shares of Beneficial                               301
          Interest in Berger
          Mid Cap Growth Fund

          Shares of Beneficial                              -0-
          Interest in Berger
          Mid Cap Value Fund

          Shares of Beneficial                              -0-
          Interest in Berger
          Special Values Fund


Item 27.  INDEMNIFICATION

          Article IX, Section 2 of the Trust Instrument for Berger Investment Portfolio Trust (the "Trust"), of which the Fund is a series, provides for indemnification of certain persons acting on behalf of the Trust to the fullest extent permitted by the law. In general, trustees, officers, employees and agents will be indemnified against liability and against all expenses incurred by them in connection with any claim, action, suit or proceeding (or settlement thereof) in which they become involved by virtue of their Trust office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust. The Trust also may advance money for these expenses, provided that the trustees, officers, employees or agents undertake to repay the Trust if their conduct is later determined to preclude indemnification. The Trust has the power to purchase insurance on behalf of its trustees, officers, employees and agents, whether or not it would be permitted or required to indemnify them for any such liability under the Trust Instrument or applicable law, and the Trust has purchased and maintains an insurance policy covering such persons against certain liabilities incurred in their official capacities.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          The business of Berger Associates, Inc., the investment adviser of the Fund, is described in the Prospectus under the heading "Organization of the Berger Fund Family -- Fund Organization and Expenses" and in the Statement of Additional Information in Section 4, which are included in this Registration Statement. Information relating to the business and other connections of the officers and directors of Berger Associates (current and for the past two years) is listed in Schedules A and D of Berger Associates' Form ADV as filed with the Securities and Exchange Commission (File No. 801-9451, dated March 27, 1998), which information from such schedules is incorporated herein by reference.


Item 29.  PRINCIPAL UNDERWRITERS

          (a) Investment companies for which the Registrant's principal underwriter also acts as principal underwriter:

The One Hundred Fund, Inc.
Berger One Hundred and One Fund, Inc.
Berger Investment Portfolio Trust
--Berger Small Company Growth Fund
--Berger New Generation Fund
--Berger Balanced Fund
--Berger Select Fund
--Berger Mid Cap Growth Fund
--Berger Mid Cap Value Fund
--Berger Special Values Fund
Berger Omni Investment Trust
--Berger Small Cap Value Fund
Berger Institutional Products Trust
--Berger IPT - 100 Fund
--Berger IPT - Growth and Income Fund
--Berger IPT - Small Company Growth Fund
--Berger/BIAM IPT - International Fund
Berger/BIAM Worldwide Funds Trust
--Berger/BIAM International Fund
--International Equity Fund
--Berger/BIAM International CORE Fund

          (b) For Berger Distributors, Inc.:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
         Name                  Positions and               Positions and
                                Offices with                Offices with
                                Underwriter                  Registrant
--------------------------------------------------------------------------------
 Edgar F. Allison       President and Director       None

--------------------------------------------------------------------------------
 David G. Mertens       Vice President and           None
                        Director
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 David J. Schultz       Chief  Financial             Assistant Treasurer
                        Officer
--------------------------------------------------------------------------------
 Brian S. Ferrie        Vice President and           None
                        Chief Compliance
                        Officer
--------------------------------------------------------------------------------
 Kevin R. Fay           Director                     Vice President, Secretary
                                                     and Treasurer
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

          The principal business address of each of the persons in the table above is 210 University Blvd., Suite 900, Denver, CO 80206.

          (c) Not applicable.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

          The accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

          (a) Shareholder records are maintained by the Registrant's sub-transfer agent, DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141;

          (b) Accounting records relating to cash and other money balances; asset, liability, reserve, capital, income and expense accounts; portfolio securities; purchases and sales; and brokerage commissions are maintained by the Registrant's Recordkeeping and Pricing Agent, Investors Fiduciary Trust Company ("IFTC"),
               127 West 10th Street, Kansas City, Missouri 64105. Other records of the Registrant relating to purchases and sales; the Trust Instrument, minute books and other trust records; brokerage orders; performance information and other records are maintained at the offices of the Registrant at 210 University Boulevard, Suite 900, Denver, Colorado 80206.

Item 31.  MANAGEMENT SERVICES

          The Registrant has no management-related service contract which is not discussed in Parts A and B of this form. See Section 5 of the Statement of Additional Information for a discussion of the Recordkeeping and Pricing Agent Agreement entered into between the Registrant and IFTC and the Administrative

Services Agreement entered into between the Registrant and Berger Associates, Inc., investment adviser to the Funds.

Item 32.  UNDERTAKINGS

          (a) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

          (b) Registrant undertakes to comply with the following policy with respect to calling meetings of shareholders for the purpose of voting upon the removal of any Trustee of the Registrant and facilitating shareholder communications related to such meetings:

          1. The Trustees will promptly call a meeting of shareholders for the purpose of voting upon the removal of any Trustee of the Registrant when requested in writing to do so by the record holders of at least 10% of the outstanding shares of the Registrant.

          2. Whenever ten or more shareholders of record who have been shareholders of the Registrant for at least six months, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares of the Registrant, whichever is less, apply to the Trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to request such a meeting, and deliver to the Trustees a form of communication and request which they wish to transmit, the Trustees within 5 business days after receipt of such application either will (i) give such applicants access to a list of the names and addresses of all shareholders of record of the Registrant, or (ii) inform such applicants of the approximate number of shareholders of record and the approximate cost of mailing the proposed communication and form of request.

          3.   If the Trustees elect to follow the course specified in clause
(ii), above, the Trustees, upon the written request of such applicants accompanied by tender of the material to be mailed and the reasonable expenses of the mailing, will, with reasonable promptness, mail such material to all shareholders of record, unless within 5 business days after such tender the Trustees shall mail to such applicants and file with the Securities and Exchange Commission (the "Commission"), together with a copy of the material requested to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

          4. If the Commission enters an order either refusing to sustain any of the Trustees' objections or declaring that any objections previously sustained by the Commission have been resolved by the applicants, the Trustees will cause the Registrant to mail copies of such material to all shareholders of record with reasonable promptness after the entry of such order and the renewal of such tender.

                                      SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 16th day of July, 1998.

                                   BERGER INVESTMENT PORTFOLIO TRUST
                                   ---------------------------------
                                   (Registrant)

                                   By/s/ Gerard M. Lavin
                                     ---------------------------------
                                     Name:  Gerard M. Lavin
                                          ----------------------------
                                     Title:  President
                                           ---------------------------

          Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       Signature                      Title                            Date
       ---------                      -----                            ----


Gerard M. Lavin               President (Principal                 July 16, 1998
---------------------------   Executive Officer)
Gerard M. Lavin               and Director


Kevin R. Fay                  Vice President,                      July 16, 1998
---------------------------   Secretary and Treasurer
Kevin R. Fay                  (Principal Financial
                              and Accounting Officer)


/s/ Dennis E. Baldwin         Trustee                              July 16, 1998
---------------------------
Dennis E. Baldwin*


/s/ William M.B. Berger       Trustee                              July 16, 1998
---------------------------
William M.B. Berger*


/s/ Louis R. Bindner          Trustee                              July 16, 1998
---------------------------
Louis R. Bindner*


/s/ Katherine A. Cattanach    Trustee                              July 16, 1998
---------------------------
Katherine A. Cattanach*

/s/ Paul R. Knapp             Trustee                              July 16, 1998
---------------------------
Paul R. Knapp*


/s/ Harry T. Lewis, Jr.       Trustee                              July 16, 1998
---------------------------
Harry T. Lewis, Jr.*


/s/ Michael Owen              Trustee                              July 16, 1998
---------------------------
Michael Owen*


/s/ William Sinclaire         Trustee                              July 16, 1998
---------------------------
William Sinclaire*


Gerard M. Lavin
---------------------------
*By Gerard M. Lavin
    Attorney-in-Fact

                          BERGER INVESTMENT PORTFOLIO TRUST
                                    EXHIBIT INDEX

N-1A                     EDGAR
Exhibit                  Exhibit
No.                      No.                      Name of Exhibit
-------------            ----------         ---------------------------

(1) Exhibit   1                             Trust Instrument
(1) Exhibit   2                             Bylaws
    Exhibit   3                             Not applicable
    Exhibit   4                             Not applicable
(1) Exhibit   5.1                           Form of Investment Advisory
                                            Agreement for Berger Small Company
                                            Growth Fund
(4) Exhibit   5.2                           Form of Investment Advisory
                                            Agreement for Berger New Generation
                                            Fund
(6) Exhibit   5.3                           Form of Investment Advisory
                                            Agreement for Berger Balanced Fund
(9) Exhibit   5.4                           Form of Investment Advisory
                                            Agreement for Berger Select Fund
(9) Exhibit   5.5                           Form of Investment Advisory
                                            Agreement for Berger Mid Cap Growth
                                            Fund
(14)Exhibit   5.6                           Form of Investment Advisory
                                            Agreement for Berger Mid Cap Value
                                            Fund
(14)Exhibit   5.7                           Form of Sub-Advisory Agreement for
                                            Berger Mid Cap Value Fund
*   Exhibit   5.8       EX-99.B5.8          Form of Investment Advisory
                                            Agreement for Berger Special Values
                                            Fund
(14)Exhibit   6                             Form of Distribution Agreement
                                            between the Trust and Berger
                                            Distributors, Inc.
    Exhibit   7                             Not applicable
(3) Exhibit   8                             Form of Custody Agreement
(8) Exhibit   9.1                           New Account Application
(1) Exhibit   9.2.1                         Form of Administrative Services
                                            Agreement for Berger Small Company
                                            Growth Fund
(4) Exhibit   9.2.2                         Form of Administrative Services
                                            Agreement for Berger New Generation
                                            Fund
(6) Exhibit   9.2.3                         Form of Administrative Services
                                            Agreement for Berger Balanced Fund

(9) Exhibit   9.2.4                         Form of Administrative Services
                                            Agreement for Berger Select Fund
(9) Exhibit   9.2.5                         Form of Administrative Services
                                            Agreement for Berger Mid Cap Growth
                                            Fund
(14)Exhibit   9.2.6                         Form of Administrative Services
                                            Agreement for Berger Mid Cap Value
                                            Fund
*   Exhibit   9.2.7     EX-99.B9.2.7        Form of Administrative Services
                                            Agreement for Berger Special Values
                                            Fund
(1) Exhibit   9.3                           Form of Recordkeeping and Pricing
                                            Agent Agreement
(1) Exhibit   9.4                           Form of Agency Agreement
(13)Exhibit   9.5.1                         Amendment No. 4 to Services
                                            Agreement between Berger
                                            Associates, Inc., Charles Schwab &
                                            Co., Inc. and Berger Investment
                                            Portfolio Trust on behalf of Berger
                                            Small Company Growth Fund,
                                            effective February 1, 1994
(5) Exhibit   9.5.2                         Amendment No. 5 to Services
                                            Agreement between Berger
                                            Associates, Inc., Charles Schwab &
                                            Co., Inc. and Berger Investment
                                            Portfolio Trust on behalf of Berger
                                            New Generation Fund, effective
                                            March 29, 1996
(10)Exhibit   9.5.3                         Amendment No. 8 to Services
                                            Agreement between Berger
                                            Associates, Inc., Charles Schwab &
                                            Co., Inc. and Berger Investment
                                            Portfolio Trust on behalf of Berger
                                            Balanced Fund, effective September
                                            30, 1997
(11)Exhibit   9.5.4                         Amendment No. 9 to Services
                                            Agreement between Berger
                                            Associates, Inc., Charles Schwab &
                                            Co., Inc. and Berger Investment
                                            Portfolio Trust on behalf of Berger
                                            Select Fund, effective December 31,
                                            1997
(12)Exhibit   9.5.5                         Amendment No. 10 to Services
                                            Agreement between Berger
                                            Associates, Inc., Charles Schwab &
                                            Co., Inc. and Berger

                                            Investment Portfolio Trust on
                                            behalf of Berger Mid Cap Growth
                                            Fund, effective December 31, 1997
*   Exhibit   10        EX-99.B10           Opinion and consent of Davis,
                                            Graham & Stubbs LLP (for Berger
                                            Special Values Fund)
**  Exhibit   11                            Consent of PricewaterhouseCoopers
                                            LLP
    Exhibit   12                            Not applicable
(1) Exhibit   13                            Investment Letter from Initial
                                            Stockholder
(7) Exhibit   14.1                          IRA Account Application,
                                            Form 5305-A Individual Retirement
                                            Custodial Account and Related
                                            Documents
(2) Exhibit   14.2                          Investment Company Institute
                                            Prototype Money Purchase Pension
                                            and Profit Sharing Plan Basic
                                            Document #01 and Related Documents
(2) Exhibit   14.3                          403(b)(7) Plan Custodial Account
                                            Agreement and Related Documents
(1) Exhibit   15.1                          Rule 12b-1 Plan for Berger Small
                                            Company Growth Fund
(4) Exhibit   15.2                          Rule 12b-1 Plan for Berger New
                                            Generation Fund
(6) Exhibit   15.3                          Rule 12b-1 Plan for Berger Balanced
                                            Fund
    Exhibit   15.4                          Rule 12b-1 Plan for Berger Select
                                            Fund
    Exhibit   15.5                          Rule 12b-1 Plan for Berger Mid Cap
                                            Growth Fund
(14)Exhibit   15.6                          Rule 12b-1 Plan for Berger Mid Cap
                                            Value Fund
*   Exhibit   15.7      EX-99.B15.7         Rule 12b-1 Plan for Berger Special
                                            Values Fund
(1) Exhibit   16                            Schedule for Computation of
                                            Performance Data
(9) Exhibit   17.1                          Financial Data Schedule for Berger
                                            Small Company Growth Fund
(9) Exhibit   17.2                          Financial Data Schedule for Berger
                                            New Generation Fund
(1) Exhibit   17.3                          Financial Data Schedule for Berger
                                            Balanced Fund
(1) Exhibit   17.4                          Financial Data Schedule for Berger
                                            Select Fund

(1) Exhibit   17.5                          Financial Data Schedule for Berger
                                            Mid Cap Growth Fund
**  Exhibit   17.6                          Financial Data Schedule for Berger
                                            Mid Cap Value Fund
**  Exhibit   17.7                          Financial Data Schedule for Berger
                                            Special Values Fund
    Exhibit   18                            Not Applicable

---------------------------
*    To be filed by amendment.
**   Not required to be filed until financial statements for Fund are filed.
(1) Previously filed on April 30, 1998, with Pre-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(2) Previously filed on November 30, 1993, with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(3) Previously filed on November 27, 1995, with Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(4) Previously filed on February 23, 1996, with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(5) Previously filed on October 30, 1996, with Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(6) Previously filed on August 28, 1997, with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(7) Previously filed on December 31, 1997, as Exhibit 14.1 to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A of The One Hundred Fund, Inc., and incorporated herein by reference.
(8) Previously filed on December 31, 1997, as Exhibit 9.1 to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A of The One Hundred Fund, Inc., and incorporated herein by reference.
(9) Previously filed on December 31, 1997, with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(10) This Agreement is identical to the agreement previously filed on October 30, 1996, as Exhibit 9.5.2 to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference with the following changes: the effective date is September 30, 1997, and the Fund name is Berger Balanced Fund.
(11) This Agreement is identical to the agreement previously filed on October 30, 1996, as Exhibit 9.5.2 to Post-Effective Amendment

     No. 9 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference with the following changes: the effective date is December 31, 1997, and the Fund name is Berger Select Fund.
(12) This Agreement is identical to the agreement previously filed on October 30, 1996, as Exhibit 9.5.2 to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference with the following changes: the effective date is December 31, 1997, and the Fund name is Berger Mid Cap Growth Fund.
(13) This Agreement is identical to the agreement previously filed on October 30, 1996, as Exhibit 9.5.2 to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference with the following changes: the effective date is February 1, 1994, and the Fund name is Berger Small Company Growth Fund.
(14) Previously filed on June 16, 1998, with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.